Schedule of Investments
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–145.12%(a)
Alabama–1.21%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	$ 140	$ 139,385
Series 2016, RB	5.75%	06/01/2045	20	17,813
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,420	1,520,294
Energy Southeast A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	1,010	1,073,211
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	920	945,538
Southeast Energy Authority, a Cooperative District (No. 2); Series 2021 B, RB(b)	4.00%	12/01/2031	1,480	1,452,935
Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,405	1,489,583
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	860	864,759
				7,503,518
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	420	369,830
Arizona–2.76%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(c)	5.00%	07/01/2039	1,195	1,176,313
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(c)	5.00%	12/15/2040	250	249,160
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	1,280	1,206,600
Series 2017, Ref. RB	5.00%	11/15/2045	980	798,498
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	671,949
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	520,562
Series 2021, RB(c)	4.00%	07/01/2051	875	698,550
Mesa (City of), AZ; Series 2022 A, RB (INS - BAM)(d)	5.00%	07/01/2046	3,025	3,223,677
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(c)	6.50%	07/01/2034	435	435,740
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	360	334,889
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,175	1,123,923
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	3,370	3,622,323
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center);
Series 2014 A, RB	5.00%	08/01/2032	1,050	1,050,900
Series 2014 A, RB	5.25%	08/01/2032	2,000	2,003,448
				17,116,532
California–21.80%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	3,010	1,985,593
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2036	2,675	1,686,154
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(e)	0.00%	08/01/2026	2,720	2,533,211
Series 2009, GO Bonds(e)	0.00%	08/01/2031	5,270	4,149,245
California (State of);
Series 2020, GO Bonds (INS - BAM)(d)	3.00%	11/01/2050	1,680	1,302,923
Series 2023, GO Bonds(f)	5.25%	09/01/2053	3,370	3,729,969
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	2,525	2,675,394
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(e)	0.00%	06/01/2055	10,335	1,005,715
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$ 35	$ 35,433
Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2055	1,680	292,524
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	4,375	4,658,117
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,175	3,955,071
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,331
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	4,059	3,901,518
Series 2023-1, RB	4.38%	09/20/2036	834	825,055
California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(b)(f)(g)	5.00%	01/01/2028	6,700	7,136,907
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges);
Series 2003 A, RB(b)(g)	5.00%	01/01/2028	4,500	4,766,571
Series 2003 A, RB(b)(f)(g)	5.00%	01/01/2028	3,300	3,371,800
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(c)	5.00%	06/01/2048	195	189,427
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,330	1,376,072
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(h)	5.00%	12/31/2043	2,000	2,004,969
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(c)	5.00%	08/01/2039	250	223,710
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(c)(h)	5.00%	07/01/2027	655	660,965
Series 2012, RB(c)(h)	5.00%	07/01/2030	190	191,567
Series 2012, RB(c)(h)	5.00%	07/01/2037	1,990	1,995,314
Series 2012, RB(c)(h)	5.00%	11/21/2045	2,325	2,328,053
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(c)	5.25%	12/01/2056	995	999,464
California State University; Series 2019 A, RB(f)	5.00%	11/01/2049	2,130	2,057,851
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2029	1,360	1,135,372
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(c)	3.13%	08/01/2056	840	617,756
CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(c)	4.00%	08/01/2056	505	427,449
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(e)	0.00%	08/01/2043	2,120	909,913
Series 2009, GO Bonds(e)	0.00%	08/01/2044	1,090	443,472
Series 2009, GO Bonds(e)	0.00%	08/01/2045	6,270	2,415,970
Series 2009, GO Bonds(e)	0.00%	08/01/2048	4,610	1,519,654
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	4,155	3,218,836
Series 2009 A, GO Bonds(e)	0.00%	08/01/2032	3,165	2,356,956
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(e)	0.00%	06/01/2066	2,245	245,519
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(h)	5.50%	05/15/2035	1,750	1,965,418
Series 2022 G, RB(h)	5.50%	05/15/2037	1,985	2,214,514
Series 2022, RB(h)	4.00%	05/15/2042	705	681,647
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB(f)	5.00%	07/01/2050	2,350	2,497,086
Menifee Union School District (Election of 2008);
Series 2009 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2034	1,665	1,142,582
Series 2009 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	300	197,466
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(d)(e)	0.00%	08/01/2029	3,350	2,775,501
M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	830	870,580
Series 2009 B, RB	6.50%	11/01/2039	585	724,103
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2028	2,400	2,066,227
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2034	3,825	2,567,908
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2035	4,120	2,664,776
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2036	300	185,085
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2037	1,785	1,048,795
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2028	$ 7,840	$ 6,763,177
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	8,475	6,562,930
Regents of the University of California Medical Center;
Series 2022 P, RB(f)(i)	4.00%	05/15/2053	5,430	5,845,407
Series 2022 P, RB	3.50%	05/15/2054	2,015	1,714,770
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(d)	4.00%	08/01/2048	1,230	1,172,485
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,060	1,971,860
Series 2023 B, RB(h)	5.00%	07/01/2048	2,525	2,622,208
San Francisco (City & County of), CA Airport Commission; Series 2019 E, RB(h)	5.00%	05/01/2038	675	700,215
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2021 A, Ref. RB(h)	5.00%	05/01/2036	610	651,228
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(d)(e)	0.00%	09/01/2030	1,600	1,275,307
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(e)	0.00%	06/01/2041	3,445	1,299,481
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(b)	5.00%	09/01/2030	1,370	1,443,355
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2033	11,350	8,072,736
				135,030,667
Colorado–6.31%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(d)	4.50%	12/01/2058	2,390	2,308,542
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	466,259
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	756,238
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,045	935,013
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(c)	5.00%	12/01/2047	1,680	1,510,340
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	598,723
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,705	1,736,667
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,680	3,761,969
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,538,196
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB(b)(g)	5.00%	07/24/2024	500	515,621
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	470,262
Colorado Springs (City of), CO; Series 2024, RB(f)	5.25%	11/15/2053	5,000	5,316,990
Denver (City & County of), CO;
Series 2018 A, Ref. RB(h)	5.00%	12/01/2048	5,740	5,797,745
Series 2018 A, Ref. RB(h)	5.25%	12/01/2048	1,710	1,747,792
Series 2022 A, RB(h)	5.00%	11/15/2047	1,985	2,061,823
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	399,281
Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2041	725	648,020
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,995	1,997,183
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	782	663,412
Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2049	645	582,464
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	750	761,306
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	489,166
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	371,705
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	471,670
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	425	401,369
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	500	464,917
Series 2023, GO Bonds	8.00%	12/15/2035	605	586,157
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	500	354,865
Series 2021 A-2, RB(j)	4.50%	12/01/2041	2,070	1,361,191
				39,074,886
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–3.36%
District of Columbia; Series 2022 A, RB	5.00%	07/01/2047	$ 1,670	$ 1,786,870
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	310	297,797
District of Columbia Water & Sewer Authority; Series 2022, RB(f)	5.00%	10/01/2044	5,805	6,169,986
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,335	3,181,571
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,531,190
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	7,185	7,834,134
				20,801,548
Florida–9.08%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(c)(k)	5.00%	11/15/2061	1,075	692,318
Series 2022 B, RB (Acquired 01/25/2022; Cost $100,000)(c)(k)	6.50%	11/15/2033	100	84,314
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	500	449,928
Broward (County of), FL;
Series 2019 B, RB(h)	4.00%	09/01/2044	840	789,301
Series 2022 A, RB(f)(i)	4.00%	10/01/2047	4,110	3,986,414
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,525	2,322,433
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(d)	5.50%	03/01/2043	1,610	1,766,576
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2037	1,380	1,136,679
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,639,192)(c)(k)(l)	7.75%	05/15/2035	1,678	45,301
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,390	1,415,907
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,190	1,213,126
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(c)(h)	12.00%	07/15/2028	1,000	1,040,000
Series 2024, Ref. RB(h)	5.00%	07/01/2041	850	873,912
Series 2024, Ref. RB (INS - AGM)(d)(h)	5.00%	07/01/2044	2,500	2,574,934
Series 2024, Ref. RB (INS - AGM)(d)(h)	5.25%	07/01/2047	1,810	1,881,722
Series 2024, Ref. RB (INS - AGM)(d)(h)	5.25%	07/01/2053	840	867,070
Series 2024, Ref. RB(h)	5.50%	07/01/2053	850	884,563
Fort Lauderdale (City of), FL; Series 2024, RB(f)	5.50%	09/01/2053	2,525	2,749,704
Greater Orlando Aviation Authority;
Series 2017 A, RB(h)	5.00%	10/01/2052	510	512,510
Series 2019 A, RB(h)	4.00%	10/01/2044	1,000	933,573
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	2,525	2,559,249
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	650	605,096
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	257,577
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	938,192
Lee (County of), FL;
Series 2021 B, RB(h)	5.00%	10/01/2034	1,030	1,097,515
Series 2022, RB	5.25%	08/01/2049	1,670	1,752,565
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(d)	5.00%	03/15/2052	1,980	2,091,357
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	3,150	2,947,275
Series 2022 A, Ref. RB(h)	5.25%	10/01/2052	505	529,652
Series 2023 A, Ref. RB(h)	5.00%	10/01/2047	2,140	2,227,623
Subseries 2021 A-2, Ref. RB (INS - AGM)(d)	4.00%	10/01/2049	2,525	2,387,424
Subseries 2021 B-1, Ref. RB(h)	4.00%	10/01/2050	985	886,110
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGM)(d)	5.00%	07/01/2035	3,415	3,416,019
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	2,320	2,423,877
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2044	1,000	342,550
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2048	1,500	401,669
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2051	600	134,054
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2052	455	96,498
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2054	390	73,699
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	$ 1,345	$ 1,230,863
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	840	770,775
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,335	1,260,214
Tampa (City of), FL; Series 2020 A, RB(e)	0.00%	09/01/2049	5,669	1,564,443
				56,214,581
Georgia–1.85%
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(f)(i)	4.00%	07/01/2044	3,380	3,244,530
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,095	1,154,692
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	982,440
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,235	1,233,694
Series 2022 C, RB(b)(c)	4.00%	11/01/2027	1,260	1,238,450
Series 2023 B, RB(b)	5.00%	03/01/2030	1,760	1,849,970
Series 2024 A, RB(b)	5.00%	09/01/2031	1,685	1,782,293
				11,486,069
Hawaii–0.96%
Hawaii (State of); Series 2013, COP(h)	5.00%	08/01/2028	1,775	1,779,335
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group);
Series 2024, RB	5.00%	07/01/2042	1,455	1,552,078
Series 2024, RB	5.50%	07/01/2052	2,430	2,621,292
				5,952,705
Idaho–0.52%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,800	1,364,012
Idaho (State of) Housing & Finance Association; Series 2024, RB	5.00%	08/15/2048	1,715	1,842,700
				3,206,712
Illinois–4.98%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	630	633,079
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	395	396,080
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	315	315,661
Series 2014, RB	5.00%	11/01/2039	750	751,193
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,145	3,166,906
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(h)	5.00%	01/01/2052	5,000	4,973,196
Series 2017 D, RB	5.00%	01/01/2052	1,465	1,482,023
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,000	940,091
Illinois (State of);
Series 2014, GO Bonds	5.25%	02/01/2033	1,100	1,101,041
Series 2014, GO Bonds	5.00%	05/01/2035	285	285,220
Series 2014, GO Bonds	5.00%	05/01/2036	1,000	1,000,740
Series 2016, GO Bonds	5.00%	11/01/2036	715	725,762
Series 2016, GO Bonds	5.00%	01/01/2041	1,750	1,762,213
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,840	1,890,566
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,135	1,188,124
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,126,218
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	360	360,351
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	5.50%	08/01/2043	580	616,398
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB (Acquired 10/05/2022; Cost $549,300)(k)	5.00%	11/01/2049	670	495,449
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,440	2,449,160
Illinois (State of) Finance Authority (Roosevelt University); Series 2019 A, RB(c)	6.13%	04/01/2058	965	913,103
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	4.00%	02/15/2027	175	172,746
Series 2017, Ref. RB	5.25%	02/15/2037	200	201,634
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, RB (INS - NATL)(d)(e)	0.00%	12/15/2029	$ 3,520	$ 2,820,135
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM)(d)	5.25%	06/15/2031	1,060	1,063,118
				30,830,207
Indiana–0.55%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	1,010	956,940
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	460	419,550
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(h)	5.75%	08/01/2042	240	240,035
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,665	1,796,643
				3,413,168
Iowa–0.63%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	615	431,923
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,265	1,240,781
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	1,735	1,805,583
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	300	264,521
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	165	160,592
				3,903,400
Kansas–0.34%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,383,198
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	740,350
				2,123,548
Kentucky–1.22%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(c)(h)	4.70%	01/01/2052	665	665,396
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,110	1,114,051
Series 2015 A, RB	5.00%	07/01/2040	1,915	1,915,867
Series 2015 A, RB	5.00%	01/01/2045	1,245	1,225,921
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,000	869,166
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,685	1,795,430
				7,585,831
Louisiana–0.59%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(c)	3.90%	11/01/2044	845	746,706
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	1,145	1,146,628
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037	1,850	1,757,471
				3,650,805
Maryland–0.49%
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(c)	4.50%	02/15/2047	1,500	1,347,346
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	839,048
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	690	690,312
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	4.25%	11/01/2037	175	157,046
				3,033,752
Massachusetts–2.87%
Massachusetts (Commonwealth of);
Series 2024, RB(f)	5.00%	11/01/2052	7,550	8,066,165
Series 2024, RB(f)	5.00%	06/01/2053	5,155	5,604,409
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	675	712,456
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(h)	5.00%	07/01/2046	1,055	1,094,718
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(d)	5.25%	08/01/2031	$ 2,000	$ 2,282,088
				17,759,836
Michigan–4.23%
Academy of Warren; Series 2020 A, RB(c)	5.00%	05/01/2035	290	282,613
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	250	255,121
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(d)	5.00%	07/01/2036	2,000	2,000,106
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	2,360	2,025,606
Lansing (City of), MI; Series 2024, RB(f)	5.25%	07/01/2054	3,645	3,939,933
Michigan (State of); Series 2024, RB(f)	5.50%	11/15/2049	4,560	5,091,623
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(f)	5.00%	04/15/2041	2,715	2,754,128
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	550	550,321
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	550	550,299
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	170	162,921
Series 2020, Ref. RB	5.00%	06/01/2045	490	443,864
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(f)(g)(i)	5.00%	12/01/2046	3,655	3,738,384
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,950	2,019,943
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB (Acquired 08/27/2019; Cost $395,059)(c)(k)(l)	5.00%	07/01/2026	385	361,731
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(h)	4.00%	10/01/2026	2,025	2,018,232
				26,194,825
Minnesota–0.49%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	358,461
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	590	594,532
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	1,685	1,799,701
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	314,428
				3,067,122
Mississippi–0.11%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,115	668,197
Missouri–2.17%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	980	981,436
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(h)	5.00%	03/01/2046	4,700	4,804,077
Series 2019 B, RB (INS - AGM)(d)(h)	5.00%	03/01/2049	1,005	1,025,081
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	475	380,447
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	340	326,312
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2042	2,000	1,962,307
Series 2013 A, RB	5.50%	09/01/2033	1,375	1,376,118
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,820	1,828,145
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	6.00%	10/01/2049	770	749,057
				13,432,980
Nebraska–1.12%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,740	3,878,106
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	840	874,416
Omaha (City of), NE Public Power District; Series 2022, RB(f)(i)	5.25%	02/01/2052	2,080	2,188,647
				6,941,169
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–0.90%
Clark County Water Reclamation District; Series 2024, GO Bonds(f)	5.00%	07/01/2053	$ 5,295	$ 5,561,598
New Hampshire–0.65%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	299	284,403
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,629	1,561,600
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,105	1,117,666
New Hampshire (State of) Housing Finance Authority; Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,025	1,043,333
				4,007,002
New Jersey–4.66%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(h)	5.25%	09/15/2029	210	210,245
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(h)	5.38%	01/01/2043	2,250	2,250,902
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,590	2,388,686
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(d)(e)	0.00%	12/15/2026	14,305	12,998,285
Series 2018 A, Ref. RB	5.00%	12/15/2035	880	924,972
Series 2018 A, RN(f)(i)	5.00%	06/15/2029	1,575	1,608,114
Series 2018 A, RN(f)(i)	5.00%	06/15/2030	535	511,516
Series 2022, RB	5.25%	06/15/2046	1,425	1,538,217
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,895	2,945,259
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,675	1,725,394
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,730	1,741,793
				28,843,383
New York–17.56%
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(c)(h)	5.00%	01/01/2035	1,600	1,607,632
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,500	2,321,967
Metropolitan Transportation Authority (Green Bonds);
Series 2020 A-1, RB (INS - AGM)(d)	4.00%	11/15/2041	1,175	1,142,824
Series 2020 C-1, RB	5.25%	11/15/2055	1,340	1,381,234
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(h)	4.00%	07/15/2060	2,340	2,056,270
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	2,480	2,626,485
Subseries 2022 D-1, RB(f)	5.25%	05/01/2038	1,355	1,485,609
Subseries 2022 D-1, RB(f)	5.25%	05/01/2042	2,305	2,193,542
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,500	1,635,276
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,670	1,589,263
Series 2020 BB-1, RB	5.00%	06/15/2050	3,395	3,560,586
Series 2020, Ref. RB	5.00%	06/15/2050	1,710	1,793,403
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	860	827,493
Series 2023 F-1, RB	4.00%	02/01/2051	2,535	2,394,959
Series 2024 B, RB	4.38%	05/01/2053	2,190	2,138,083
New York (State of) Dormitory Authority; Series 2022, RB(f)	4.00%	03/15/2046	5,000	5,264,917
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(d)	5.50%	05/15/2028	2,900	3,121,673
Series 2005 A, RB (INS - AMBAC)(d)	5.50%	05/15/2029	2,455	2,692,176
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,635	3,412,931
New York (State of) Dormitory Authority (New York University); Series 2001-1, RB (INS - BHAC)(d)	5.50%	07/01/2031	1,040	1,140,350
New York (State of) Power Authority; Series 2020 A, RB(f)	4.00%	11/15/2045	3,700	4,124,871
New York (State of) Power Authority (Green Bonds); Series 2020, RB(f)	4.00%	11/15/2055	4,175	4,387,590
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	4,790	4,466,802
Series 2019 B, RB (INS - AGM)(d)(f)(i)	4.00%	01/01/2050	2,625	2,459,520
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,495	2,407,527
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	$ 285	$ 255,613
Series 2010 A, RB(c)	6.25%	06/01/2041	1,300	1,299,948
New York Counties Tobacco Trust V; Series 2005 S-2, RB(e)	0.00%	06/01/2050	10,140	1,507,569
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,135	3,120,652
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	6,095	6,105,979
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,350	3,228,388
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(h)	5.25%	08/01/2031	520	547,026
Series 2020, Ref. RB(h)	5.38%	08/01/2036	960	1,013,879
Series 2023, RB(h)	5.38%	06/30/2060	2,160	2,240,149
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	995	995,320
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,340	1,340,137
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2033	2,075	2,140,601
Series 2018, RB(h)	5.00%	01/01/2034	1,295	1,335,857
Series 2018, RB(h)	5.00%	01/01/2036	1,240	1,275,626
Series 2020, RB(h)	5.00%	10/01/2040	2,015	2,088,908
Series 2020, RB(h)	4.38%	10/01/2045	1,160	1,128,180
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	3,055	3,040,664
Series 2016 A, RB(h)	5.25%	01/01/2050	1,660	1,652,975
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(h)	5.00%	12/01/2038	1,265	1,328,295
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,520,393
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	750	782,258
Series 2021 A, RB	5.00%	11/15/2056	1,130	1,180,468
Series 2022, RB(f)	5.00%	05/15/2051	5,480	5,218,883
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,575	2,214,911
				108,795,662
North Carolina–0.48%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB	5.00%	07/01/2047	2,055	2,104,006
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGM)(d)(e)	0.00%	01/01/2052	3,500	880,823
				2,984,829
North Dakota–0.57%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	2,315	2,049,706
Series 2017 C, RB	5.00%	06/01/2053	1,725	1,477,933
				3,527,639
Ohio–5.41%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	790	796,558
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,980	4,435,489
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,255	7,396,805
Series 2020 B-3, Ref. RB(e)	0.00%	06/01/2057	8,650	774,257
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(c)	6.50%	01/01/2034	1,000	1,000,323
Cleveland (City of), OH;
Series 2008 B-2, RB (INS - NATL)(d)(e)	0.00%	11/15/2026	3,545	3,217,612
Series 2008 B-2, RB (INS - NATL)(d)(e)	0.00%	11/15/2028	3,845	3,220,235
Series 2008 B-2, RB (INS - NATL)(d)(e)	0.00%	11/15/2038	2,800	1,416,051
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	565	559,088
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	$ 1,805	$ 1,807,765
Series 2017, Ref. RB	5.50%	02/15/2052	795	804,341
Series 2017, Ref. RB	5.00%	02/15/2057	1,915	1,840,224
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,429,623
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,395	1,312,483
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(c)(l)	6.00%	04/01/2038	1,490	391,870
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	920	844,091
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,291,100
				33,537,915
Oklahoma–0.99%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,775	3,854,589
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,180	1,288,188
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(h)	5.50%	06/01/2035	335	335,244
Series 2001 C, Ref. RB(h)	5.50%	12/01/2035	635	635,463
				6,113,484
Ontario–0.14%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(c)	6.00%	10/05/2040	836	860,961
Oregon–1.16%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	505	469,300
Oregon (State of); Series 2019, GO Bonds(f)(i)	5.00%	08/01/2044	3,360	3,528,325
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(h)	5.50%	07/01/2053	1,430	1,531,799
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(h)	5.00%	07/01/2052	1,605	1,648,296
				7,177,720
Pennsylvania–2.75%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	835	770,415
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	1,320	1,378,361
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	510	523,291
Series 2021, RB	5.00%	11/01/2051	680	691,017
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(h)	5.25%	06/30/2053	2,015	2,089,538
Series 2022, RB (INS - AGM)(d)(h)	5.00%	12/31/2057	1,005	1,031,041
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2023 A-2, RB	4.00%	05/15/2048	545	506,226
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB	5.13%	12/01/2039	1,500	1,560,316
Series 2019 A, RB	5.00%	12/01/2049	215	223,438
Series 2020 B, RB	5.00%	12/01/2050	590	619,188
Series 2021 A, RB	4.00%	12/01/2050	1,260	1,154,634
Philadelphia (City of), PA; Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	4,320	4,324,064
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,770,128
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(c)	5.00%	06/15/2050	400	395,399
				17,037,056
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–5.12%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$ 2,535	$ 2,548,103
Series 2002, RB	5.63%	05/15/2043	1,825	1,846,625
Series 2005 A, RB(e)	0.00%	05/15/2050	5,570	1,012,330
Series 2005 B, RB(e)	0.00%	05/15/2055	2,530	279,201
Series 2008 A, RB(e)	0.00%	05/15/2057	14,910	1,198,019
Series 2008 B, RB(e)	0.00%	05/15/2057	37,725	2,269,445
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,170	1,223,469
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,260	1,237,826
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	980	950,797
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	605	562,363
Subseries 2022, RN	0.00%	11/01/2043	746	463,266
Subseries 2022, RN	0.00%	11/01/2051	1,421	896,901
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(d)	4.75%	07/01/2033	850	825,558
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2029	1,900	1,874,573
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033	725	716,448
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2035	640	628,648
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2029	1,405	1,161,705
Series 2018 A-1, RB(e)	0.00%	07/01/2033	2,116	1,479,612
Series 2018 A-1, RB(e)	0.00%	07/01/2046	8,320	2,664,919
Series 2018 A-1, RB(e)	0.00%	07/01/2051	10,905	2,593,615
Series 2018 A-1, RB	4.75%	07/01/2053	1,454	1,444,870
Series 2018 A-1, RB	5.00%	07/01/2058	1,946	1,946,631
Series 2019 A-2, RB	4.33%	07/01/2040	1,055	1,051,699
Series 2019 A-2, RB	4.78%	07/01/2058	840	832,570
				31,709,193
Rhode Island–0.47%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	700	706,341
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,180	2,181,231
				2,887,572
South Carolina–1.36%
Dorchester (County of), SC; Series 2023, RB	5.50%	10/01/2051	1,110	1,061,038
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,975	2,089,403
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	505	551,758
Series 2024, RB	5.50%	11/01/2054	840	912,793
South Carolina (State of) Public Service Authority; Series 2015 E, Ref. RB	5.25%	12/01/2055	3,800	3,804,810
				8,419,802
South Dakota–0.95%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,020	2,040,595
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,745	2,749,031
South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,075	1,091,801
				5,881,427
Tennessee–2.54%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,260	1,280,068
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,780	1,828,796
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,080	2,008,796
Knox County & Knoxville City Sports Authority; Series 2024, RB(f)	6.00%	12/01/2054	2,925	2,756,984
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,175	3,002,703
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(h)	5.00%	07/01/2043	$ 1,275	$ 1,291,785
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(h)	5.00%	07/01/2054	950	968,368
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	2,505	2,627,191
				15,764,691
Texas–19.46%
Alamo Community College District; Series 2012, GO Bonds(f)	5.00%	08/15/2034	4,895	4,898,166
Austin (City of), TX; Series 2022, RB(h)	5.25%	11/15/2047	1,170	1,238,233
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,130	1,088,400
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,257,724
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,660	1,688,968
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	1,010	974,360
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,685	1,633,822
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,250	3,998,272
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,050	2,900,226
Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGM)(d)	4.25%	10/01/2053	1,430	1,352,817
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,295	1,221,838
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM)(d)(h)	5.25%	07/01/2048	1,725	1,820,650
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(h)	4.75%	07/01/2024	260	260,135
Series 2021 A, RB(h)	4.00%	07/01/2041	585	549,791
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	500	509,689
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(d)(e)	0.00%	09/01/2026	3,975	3,635,088
Series 2001 B, RB (INS - AGM)(d)(e)	0.00%	09/01/2027	5,015	4,403,844
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,390	1,347,568
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,170	1,270,727
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(h)	4.63%	10/01/2031	2,100	2,087,634
Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	885	841,709
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(l)	4.75%	07/01/2052	750	487,500
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,455	1,126,163
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(d)	5.00%	04/01/2046	510	504,278
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,420	1,439,822
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2051	1,235	980,977
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	1,550	1,542,503
Series 2020, RB	5.25%	10/01/2055	2,270	1,899,979
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	2,450	2,460,630
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2028	16,400	14,353,152
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2029	2,725	2,292,921
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2031	3,550	2,762,988
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	3,060	3,349,543
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(d)	5.00%	10/01/2032	2,265	2,265,425
Series 2011, RB (INS - AGM)(d)	5.00%	10/01/2037	2,475	2,381,433
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,648,145
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	3,270	3,140,051
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,880	1,817,328
Series 2016, Ref. RB	5.00%	05/15/2045	1,030	922,737
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,801,783)(k)(l)	6.38%	02/15/2048	$ 1,785	$ 981,750
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	80,022
Series 2020, Ref. RB	6.75%	11/15/2051	85	77,257
Series 2020, Ref. RB	6.88%	11/15/2055	85	77,757
Texas (State of) Transportation Commission;
Series 2019, RB(e)	0.00%	08/01/2037	1,250	690,731
Series 2019, RB(e)	0.00%	08/01/2039	1,400	684,682
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(d)(e)	0.00%	08/15/2027	6,800	6,004,158
Series 2002, RB(e)(g)	0.00%	08/15/2027	200	177,807
Series 2015 B, Ref. RB(e)	0.00%	08/15/2036	3,075	1,735,548
Series 2015 B, Ref. RB(e)	0.00%	08/15/2037	705	375,970
Series 2015 C, Ref. RB	5.00%	08/15/2034	5,000	5,010,743
Texas (State of) Water Development Board; Series 2023 A, RB	4.75%	10/15/2043	2,065	2,176,505
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,430	1,336,961
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,310	2,373,702
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(h)	5.50%	12/31/2058	1,000	1,068,196
Texas Water Development Board; Series 2022, RB(f)	5.00%	10/15/2047	3,340	3,218,773
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,000
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(d)	4.00%	02/15/2053	3,365	3,075,527
Wylie Independent School District/Collin County; Series 2024, RB (CEP - Texas Permanent School Fund)(f)	5.25%	08/15/2054	3,550	4,016,196
				120,522,521
Utah–1.50%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	4.00%	03/01/2051	500	409,090
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	373,029
Salt Lake City (City of), UT;
Series 2021 A, RB(h)	5.00%	07/01/2046	840	871,106
Series 2023 A, RB(h)	5.25%	07/01/2048	1,000	1,059,273
Series 2023 A, RB(h)	5.50%	07/01/2053	2,900	3,110,907
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,025	1,857,814
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	5.00%	01/01/2054	1,570	1,583,368
				9,264,587
Virginia–2.28%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,090	1,999,006
Isle Wight (County of) VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGM)(d)	5.25%	07/01/2053	1,355	1,451,517
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(c)	5.00%	09/01/2045	335	307,478
Roanoke (County of), VA Economic Development Authority; Series 2019 A, Ref. RB (Acquired 12/21/2023; Cost $0)(k)(l)	5.25%	09/01/2049	150	139,797
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(h)	5.00%	01/01/2038	2,000	2,084,128
Series 2022, Ref. RB(h)	5.00%	07/01/2038	2,250	2,338,595
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(h)	5.00%	12/31/2047	565	573,831
Series 2022, Ref. RB(h)	5.00%	12/31/2057	1,625	1,635,001
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	1,155	1,163,456
Series 2017, RB(h)	5.00%	12/31/2056	2,420	2,425,355
				14,118,164
Washington–3.31%
Seattle (City of), WA; Series 2023, RB(f)	5.00%	07/01/2052	5,000	5,540,231
Tacoma (City of), WA; Series 2023, RB(f)	4.00%	12/01/2047	2,785	2,948,620
Washington (State of); Series 2004 F, GO Bonds (INS - AMBAC)(d)(e)	0.00%	12/01/2029	5,100	4,152,086
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	$ 1,850	$ 2,012,566
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,440	3,499,625
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	645	659,151
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	435	360,375
Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	360	286,987
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,189	1,054,870
				20,514,511
West Virginia–0.42%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(c)	7.50%	06/01/2043	835	896,754
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,790	1,729,977
				2,626,731
Wisconsin–4.74%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(d)(e)	0.00%	12/15/2050	6,520	1,763,150
Series 2020 D, RB (INS - AGM)(d)(e)	0.00%	12/15/2060	29,640	4,623,929
Series 2022, RB(c)	5.25%	12/15/2061	1,705	1,707,705
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,805	2,502,246
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,505	2,379,053
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	840	682,977
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,540	1,383,906
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,000,802
Wisconsin (State of) Public Finance Authority; Series 2022, RB(c)	6.00%	06/01/2062	780	779,996
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)(l)	6.75%	08/01/2031	900	657,000
Series 2017, RB(c)	6.75%	12/01/2042	2,100	2,032,913
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(c)	6.13%	02/01/2050	420	387,187
Series 2022 A, RB(c)	6.13%	02/01/2050	455	419,452
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	650	638,960
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.38%	01/01/2048	640	288,000
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,655	1,672,088
Series 2018 A, RB	5.35%	12/01/2045	1,655	1,646,465
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	815	827,381
				29,393,210
Total Municipal Obligations (Cost $890,925,537)				898,911,546
			Shares
Exchange-Traded Funds–0.13%
Invesco Municipal Strategic Income ETF (Cost $792,662)(m)			15,560	788,329
TOTAL INVESTMENTS IN SECURITIES(n)–145.25% (Cost $891,718,199)				899,699,875
FLOATING RATE NOTE OBLIGATIONS–(15.21)%
Notes with interest and fee rates ranging from 3.88% to 4.27% at 05/31/2024 and contractual maturities of collateral ranging from 06/15/2029 to 11/15/2055(o)				(94,185,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(31.98)%				(198,093,247)
OTHER ASSETS LESS LIABILITIES–1.94%				11,998,688
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$619,420,316
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $48,929,061, which represented 7.90% of the Trust’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security subject to the alternative minimum tax.
(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $18,570,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Restricted security. The aggregate value of these securities at May 31, 2024 was $2,800,660, which represented less than 1% of the Trust’s Net Assets.
(l)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $3,064,949, which represented less than 1% of the Trust’s Net Assets.
(m)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$794,503	$-	$-	$(6,174)	$-	$788,329	$8,122

(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.11%

(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2024. At May 31, 2024, the Trust’s investments with a value of $137,213,388 are held by TOB Trusts and serve as collateral for the $94,185,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$898,911,546	$—	$898,911,546
Exchange-Traded Funds	788,329	—	—	788,329
Total Investments	$788,329	$898,911,546	$—	$899,699,875
Invesco Value Municipal Income Trust